Acquisitions - Schedule of Purchase Consideration and Net Assets Acquired (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 09, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Asset Acquisitions [Line Items]
Product intangibles: not available for use		$ 2,788	$ 447	$ 0
Comet Therapeutics Inc.
Disclosure Of Asset Acquisitions [Line Items]
Product intangibles: not available for use	$ 2,788
Cash and cash equivalents	266
Other liabilities	(142)
Net identifiable assets	2,912
Fair value of common shares issued	1,448
Transaction costs	964
Cash	500
Contingent consideration (Note 29)	0
Total consideration	$ 2,912